Note 9 - Equity Method Investments (Details Textual) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2016	Feb. 29, 2016
Income (Loss) from Equity Method Investments	$ 887	$ (405)
Due from Related Parties, Current	3,928		$ 3,447
Costamare Ventures [Member]
Due from Related Parties, Current	0		0
Kemp Maritime Co. and Hyde Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	88,000	$ 88,000
Ainsley Maritime Co. and Ambrose Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 86,600				$ 86,600
Steadman Maritime Co. [Member]
Equity Method Investment, Ownership Percentage	49.00%
Steadman Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments	$ 693		613
Horton Maritime Co. [Member]
Equity Method Investment, Ownership Percentage	49.00%
Proceeds from Dividends Received	$ 270		613
Kemp Maritime Co. and Hyde Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments	3,130
Ainsley Maritime Co. and Ambrose Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments	$ 498		4,662
Benedict, Bertrand, Beardmore, Schofield, and Fairbank Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments			25,323
Smales Maritime Co. [Member]
Equity Method Investment, Ownership Percentage	49.00%
Smales Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments			463
Skerrett Maritime Co. [Member]
Equity Method Investment, Ownership Percentage	49.00%
Skerrett Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments	$ 1,278		218
Geyer Maritime Co. [Member]
Equity Method Investment, Ownership Percentage	49.00%
Geyer Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments	$ 798
Goodway Maritime Co. [Member]
Equity Method Investment, Ownership Percentage	49.00%
Goodway Maritime Co. [Member] | Costamare Ventures [Member]
Equity Method Investment, Ownership Percentage						49.00%
Payments to Acquire Equity Method Investments			2,925	$ 637
Platt Maritime Co. and Sykes Maritime Co. [Member]
Payments to Acquire Equity Method Investments	$ 649		$ 427